Other current liabilities	12 Months Ended
Mar. 31, 2015
Other current liabilities
Other current liabilities

12. Other current liabilities:

Other current liabilities as of March 31, 2014 and 2015 consist of the following:

	Yen in millions
	March 31
	2014	2015
Accounts payable for property, plant and equipment	¥9,857	¥7,989
Advances received	7,152	7,813
Income taxes payable	4,557	6,039
Product warranty liabilities	2,701	3,887
Other	9,018	12,162

	¥33,285	¥37,890

“Other” primarily consists of derivative liabilities and deferred tax liabilities.